Document and Entity Information Document	Oct. 30, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	ABBVIE INC.
Entity Central Index Key	0001551152
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35565
Entity Tax Identification Number	32-0375147
Entity Address, Address Line One	1 North Waukegan Road
Entity Address, City or Town	North Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60064-6400
City Area Code	847
Local Phone Number	932-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ABBV
Security Exchange Name	NYSE
Common Stock | NYSE TEXAS, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ABBV
Sec 0.750 Senior Notes Due 2027 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2027
Trading Symbol	ABBV27
Security Exchange Name	NYSE
Sec 2.125 Senior Notes due 2028 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	2.125% Senior Notes due 2028
Trading Symbol	ABBV28
Security Exchange Name	NYSE
Sec 2.625 Senior Notes Due 2028 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	2.625% Senior Notes due 2028
Trading Symbol	ABBV28B
Security Exchange Name	NYSE
Sec 2.125 Senior Notes Due 2029 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	2.125% Senior Notes due 2029
Trading Symbol	ABBV29
Security Exchange Name	NYSE
Sec 1.250 Senior Notes due 2031 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.250% Senior Notes due 2031
Trading Symbol	ABBV31
Security Exchange Name	NYSE